SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		12/31/2009
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	February 11, 2010
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      241    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500     1200    47550 SH       Sole                                      47550
Public Svc Co OK Sr Nt Ser B                    744533605      624    24800 SH       Sole                                      24800
A T & T Corp                   COM              00206R102    21871   780272 SH       Sole                                     780272
Agnico Eagle Mines Ltd         COM              008474108    14532   269107 SH       Sole                                     269107
Agrium Inc                     COM              008916108     7206   117175 SH       Sole                                     117175
Allegheny Technologies         COM              01741R102     4344    97020 SH       Sole                                      97020
Alliant Techsystems Inc        COM              018804104      449     5090 SH       Sole                                       5090
Alpha Natural Resource, Inc.   COM              02076x102     4085    94165 SH       Sole                                      94165
Amerigas Partners Inc          COM              030975106    11250   286047 SH       Sole                                     286047
Anadarko Petroleum Corp        COM              032511107    41040   657479 SH       Sole                                     657479
Apache Corp                    COM              037411105     8693    84260 SH       Sole                                      84260
Barrick Gold Corp              COM              067901108    24756   628641 SH       Sole                                     628641
BHP Billiton                   COM              088606108     1888    24650 SH       Sole                                      24650
BP P.L.C.                      COM              055622104    22291   384535 SH       Sole                                     384535
Bristol Myers Squibb Co        COM              110122108    18977   751554 SH       Sole                                     751554
Burlington Northern Santa Fe C COM              12189T104     6725    68190 SH       Sole                                      68190
Canadian National Railroad     COM              136375102      866    15925 SH       Sole                                      15925
Capital Gold Corp              COM              14018y106       61    69000 SH       Sole                                      69000
Caterpillar Inc                COM              149123101      814    14277 SH       Sole                                      14277
Celgene Corp                   COM              151020104    18654   335018 SH       Sole                                     335018
Chesapeake Energy              COM              165167107     2758   106570 SH       Sole                                     106570
Chevron Texaco Corp            COM              166764100     1752    22762 SH       Sole                                      22762
Cliffs Natural Resources       COM              18683k101    21140   458673 SH       Sole                                     458673
Colgate-Palmolive Co           COM              194162103     5048    61450 SH       Sole                                      61450
Commercial Metals Co.          COM              201723103    26774  1710821 SH       Sole                                    1710821
Con Edison Co Of NY            COM              209115104     7698   169444 SH       Sole                                     169444
Crown Cork & Seal Co Inc       COM              228368106      281    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     5495   113330 SH       Sole                                     113330
Deere & Co                     COM              244199105     6261   115751 SH       Sole                                     115751
Devon Energy Corp              COM              25179M103     4814    65496 SH       Sole                                      65496
Diageo Corp                    COM              25243Q205     2035    29318 SH       Sole                                      29318
Duke Energy Corp               COM              26441C105     2972   172687 SH       Sole                                     172687
Duncan Energy Partners         COM              265026104      254    10700 SH       Sole                                      10700
Ebay Inc                       COM              278642103     6691   284374 SH       Sole                                     284374
Enterprise Products Partners L COM              293792107    25399   808618 SH       Sole                                     808618
Exxon Mobil Corp               COM              30231G102     2254    33056 SH       Sole                                      33056
Freeport McMoran Copper & Gold COM              35671D857    15799   196774 SH       Sole                                     196774
General Dynamics Corp          COM              369550108    11630   170599 SH       Sole                                     170599
General Electric Co            COM              369604103     4286   283251 SH       Sole                                     283251
General Maritime Corp          COM              y2693r101     7385  1056577 SH       Sole                                    1056577
General Mills Inc              COM              370334104     3422    48330 SH       Sole                                      48330
Goldcorp Inc.                  COM              380956409      452    11500 SH       Sole                                      11500
Hecla Mining Co                COM              422704106    25485  4123771 SH       Sole                                    4123771
Hess Corp                      COM              42809H107    17129   283126 SH       Sole                                     283126
Hugoton Royalty Trust          COM              444717102     6797   422685 SH       Sole                                     422685
Integrys Energy Group Inc      COM              45822p105      977    23272 SH       Sole                                      23272
Intl Business Machines Corp    COM              459200101    12416    94849 SH       Sole                                      94849
Johnson & Johnson              COM              478160104     7030   109152 SH       Sole                                     109152
Kinder Morgan Energy Partners  COM              494550106     1322    21675 SH       Sole                                      21675
Linn Energy LLC                COM              536020100     6823   244725 SH       Sole                                     244725
Marathon Oil Corp              COM              565849106     6655   213156 SH       Sole                                     213156
Mesabi Trust                   COM              590672101      308    24050 SH       Sole                                      24050
Mosaic Company                 COM              61945a107    22646   379141 SH       Sole                                     379141
New Gold Inc                   COM              644535106     4181  1148650 SH       Sole                                    1148650
Newmont Mining Corp            COM              651639106    40671   859672 SH       Sole                                     859672
Noble Energy                   COM              655044105      540     7582 SH       Sole                                       7582
Norfolk & Southern Corp        COM              655844108     3040    57993 SH       Sole                                      57993
Northrop Grumman Corp          COM              666807102     6362   113920 SH       Sole                                     113920
Novartis AG-Sponsored ADR      COM              66987V109    13582   249532 SH       Sole                                     249532
Nucor Corp                     COM              670346105     6817   146132 SH       Sole                                     146132
Occidental Petroleum Corp      COM              674599105     3387    41631 SH       Sole                                      41631
Owens Illinois                 COM              690768403      367    11167 SH       Sole                                      11167
Pan American Silver Corp       COM              697900108      250    10500 SH       Sole                                      10500
Pepsico Inc                    COM              713448108     4107    67555 SH       Sole                                      67555
Permian Basin Royalty Trust    COM              714236106     9502   658035 SH       Sole                                     658035
Rambus Inc. Del                COM              750917106     9839   403255 SH       Sole                                     403255
Research In Motion LTD         COM              760975102    15719   232730 SH       Sole                                     232730
RIO Tinto PLC                  COM              767204100     2055     9540 SH       Sole                                       9540
San Juan Basin Royalty Tr      COM              798241105      650    37700 SH       Sole                                      37700
Silver Wheaton Corp            COM              828336107    15830  1053920 SH       Sole                                    1053920
South Jersey Industries        COM              838518108      460    12050 SH       Sole                                      12050
Southern Co                    COM              842587107     3118    93570 SH       Sole                                      93570
Southern Copper Corp.          COM              84265V105      392    11900 SH       Sole                                      11900
Spectra Energy Corp            COM              847560109     1919    93542 SH       Sole                                      93542
Steel Dynamics                 COM              858119100     2827   159512 SH       Sole                                     159512
Street Tracks Gold Trust       COM              78463v107     3218    29987 SH       Sole                                      29987
Tenaris ADR                    COM              88031M109     1377    32285 SH       Sole                                      32285
Union Pacific Corp             COM              907818108     6448   100911 SH       Sole                                     100911
United Technologies            COM              913017109      512     7370 SH       Sole                                       7370
USX-U S Steel Group            COM              912909108     6008   109003 SH       Sole                                     109003
Weingarten Realty SBI          COM              948741103      888    44859 SH       Sole                                      44859
Xcel Energy Inc                COM              98389B100     4356   205265 SH       Sole                                     205265
XTO Energy Inc                 COM              98385X106      336     7224 SH       Sole                                       7224